Short-term Investments and Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	May 25, 2018
Short-term Investments and Fair Value Measurement (Details) [Line Items]
Investments		$ 349,615
Principal		150,900
Balance investment	$ 12,388
Investments in equity fund products	3,096
Equity method investments percentage			8.30%
Investment losses	$ 3,700	3,500
Two U.S. publicly listed companies [Member]
Short-term Investments and Fair Value Measurement (Details) [Line Items]
Investments		$ 163,288